Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2022
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

	North			Latin
	America	EMEA	Asia-Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
Three months ended June 30, 2022
Revenue from health care services	2,884,540	362,203	237,326	149,050	3,633,119	7,164	3,640,283
Revenue from health care products	262,137	357,389	267,184	57,325	944,035	5,691	949,726
Revenue from contracts with customers	3,146,677	719,592	504,510	206,375	4,577,154	12,855	4,590,009
Other revenue external customers	146,891	7,038	11,679	1,063	166,671	—	166,671
Revenue external customers	3,293,568	726,630	516,189	207,438	4,743,825	12,855	4,756,680
Inter-segment revenue	4,122	—	159	28	4,309	(4,309)	—
Revenue	3,297,690	726,630	516,348	207,466	4,748,134	8,546	4,756,680
Operating income	340,326	59,758	71,154	(6,167)	465,071	(124,561)	340,510
Interest							(71,579)
Income before income taxes							268,931
Depreciation and amortization	(264,467)	(49,041)	(27,002)	(10,805)	(351,315)	(70,702)	(422,017)
Impairment loss	(302)	(472)	40	—	(734)	—	(734)
Income (loss) from equity method investees	24,154	(5,162)	(190)	565	19,367	—	19,367
Additions of property, plant and equipment, intangible assets and right-of-use assets	202,386	38,144	22,803	9,710	273,043	49,744	322,787
Three months ended June 30, 2021
Revenue from health care services	2,600,500	341,449	226,817	123,223	3,291,989	13,690	3,305,679
Revenue from health care products	253,908	339,817	245,413	47,025	886,163	4,629	890,792
Revenue from contracts with customers	2,854,408	681,266	472,230	170,248	4,178,152	18,319	4,196,471
Other revenue external customers	98,285	11,440	13,292	682	123,699	—	123,699
Revenue external customers	2,952,693	692,706	485,522	170,930	4,301,851	18,319	4,320,170
Inter-segment revenue	10,691	—	111	—	10,802	(10,802)	—
Revenue	2,963,384	692,706	485,633	170,930	4,312,653	7,517	4,320,170
Operating income	397,593	73,370	84,218	2,595	557,776	(133,555)	424,221
Interest							(69,209)
Income before income taxes							355,012
Depreciation and amortization	(239,895)	(48,032)	(25,834)	(9,426)	(323,187)	(63,673)	(386,860)
Impairment loss	(2,619)	—	—	—	(2,619)	(6,054)	(8,673)
Income (loss) from equity method investees	25,222	(3,143)	134	209	22,422	—	22,422
Additions of property, plant and equipment, intangible assets and right- of-use assets	229,301	54,810	22,184	12,586	318,881	71,433	390,314

(1)	Includes inter - segment consolidation adjustments.

Segment and corporate information (continued)
in € THOUS
	North			Latin
	America	EMEA	Asia-Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
Six months ended June 30, 2022
Revenue from health care services	5,658,873	706,626	473,199	278,909	7,117,607	15,191	7,132,798
Revenue from health care products	539,670	680,050	521,189	110,273	1,851,182	10,526	1,861,708
Revenue from contracts with customers	6,198,543	1,386,676	994,388	389,182	8,968,789	25,717	8,994,506
Other revenue external customers	265,636	14,231	28,934	1,742	310,543	—	310,543
Revenue external customers	6,464,179	1,400,907	1,023,322	390,924	9,279,332	25,717	9,305,049
Inter-segment revenue	8,115	—	223	1,179	9,517	(9,517)	—
Revenue	6,472,294	1,400,907	1,023,545	392,103	9,288,849	16,200	9,305,049
Operating income	644,268	121,027	170,002	4,970	940,267	(252,089)	688,178
Interest							(140,676)
Income before income taxes							547,502
Depreciation and amortization	(524,904)	(95,969)	(54,050)	(21,699)	(696,622)	(139,560)	(836,182)
Impairment loss	(3,696)	(972)	(2)	—	(4,670)	(855)	(5,525)
Income (loss) from equity method investees	40,316	(11,396)	30	904	29,854	—	29,854
Total assets	23,965,810	4,031,269	3,019,823	867,955	31,884,857	4,184,869	36,069,726
thereof investments in equity method investees	432,742	184,442	102,174	25,035	744,393	(9,659)	734,734
Additions of property, plant and equipment, intangible assets and right-of-use assets	362,385	77,209	43,906	17,758	501,258	100,590	601,848

Six months ended June 30, 2021
Revenue from health care services	5,151,466	673,910	454,630	237,902	6,517,908	20,907	6,538,815
Revenue from health care products	505,712	658,828	476,161	90,810	1,731,511	8,901	1,740,412
Revenue from contracts with customers	5,657,178	1,332,738	930,791	328,712	8,249,419	29,808	8,279,227
Other revenue external customers	194,344	29,574	25,917	1,233	251,068	—	251,068
Revenue external customers	5,851,522	1,362,312	956,708	329,945	8,500,487	29,808	8,530,295
Inter-segment revenue	21,866	—	167	—	22,033	(22,033)	—
Revenue	5,873,388	1,362,312	956,875	329,945	8,522,520	7,775	8,530,295
Operating income	796,097	153,260	169,514	9,235	1,128,106	(229,632)	898,474
Interest							(145,281)
Income before income taxes							753,193
Depreciation and amortization	(479,677)	(98,377)	(51,496)	(18,367)	(647,917)	(126,849)	(774,766)
Impairment loss	(2,915)	—	—	—	(2,915)	(6,054)	(8,969)
Income (loss) from equity method investees	52,613	(3,548)	859	254	50,178	—	50,178
Total assets	22,292,916	3,906,540	2,837,678	768,237	29,805,371	3,181,836	32,987,207
thereof investments in equity method investees	409,287	175,673	99,762	23,838	708,560	—	708,560
Additions of property, plant and equipment, intangible assets and right-of-use assets	449,835	103,386	42,974	25,330	621,525	129,058	750,583

(1)	Includes inter - segment consolidation adjustments.